Net Income (Loss) Per Share - Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Series C Preference Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares		58,723		121,495
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares		8,731		8,731
Preference Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares		1,058		2,189
Stock Based Awards
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares	41		233	1,201